Share-based compensation - Summary of Stock Option Activity and Related Information (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Cash received for options exercised	$ 157	$ 63
Weighted average share price at the date of exercise	$ 144.69	$ 130.94